SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation and Treasury shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Recognized share-based compensation expenses	¥ 66,367	¥ 55,436	¥ 52,535
Treasury shares
Repurchase of ordinary shares (in shares)	3,096,764	3,096,764
Cash consideration paid for ordinary shares repurchased			107,331
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	¥ 19,725	¥ 13,603	8,835
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	1,530	811	907
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 45,112	¥ 41,022	¥ 42,793